10. Finance Lease Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Finance Lease Receivables

10.	Finance Lease Receivables

The Group had entered into finance lease contracts for leasing those Underlying PV Products to third-party PV developers through the on-line platforms of Solar Energy and Meijv (see Note 1— Description of Business and Organization and Note 2(r) Revenue recognition), and also entered into sales and leaseback arrangements with the third parties. These leases are accounted for as finance lease.

Finance lease receivables are as follows:

	December 31,	December 31,
	2017	2016
Minimum lease payments receivable	$119,475	$113,574
Less: amounts representing interest	(57,437)	(52,205)
Present value of total minimum capital lease payments receivable (at rates range from 5% to 17.25%)	62,038	61,369
Less: impairment	(52,263)	(26,021)
Net finance lease receivables	$9,775	$35,348
Current	$3,816	$9,140
Noncurrent	5,959	26,208

As at December 31, 2017, future maturities of minimum lease payments receivable are as follows

2018	$21,383
2019	9,331
2020	8,966
2021	8,879
2022	8,506
Thereafter	62,410
$119,475

During the years ended December 31, 2017, 2016 and 2015, the Group earned total interest income of $695, $4,387 and $1,507, respectively, for these finance lease contracts.